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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marshfield Associates
Address:  21 Dupont Circle, NW
          Suite 500
          Washington, DC 20036

Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Olayinka Odeniran
Title:  CCO
Phone:  (202) 828-6200

Signature, Place, and Date of Signing:

 /s/ Olayinka Odeniran           Washington, DC                5/8/13
 -------------------------  ------------------------  ------------------------
        [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

  Form 13F File Number    Name

  28-
  [Repeat as necessary.]

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Marshfield Associates
FORM 13F
31-Mar-13

                                                                                                Voting Authority
                                                                                                ----------------
                                                            Value   Shares/ Sh/ Put/    Invstmt  Other
Name of Issuer                 Title of class    CUSIP     (x$1000) Prn Amt Prn Call    Dscretn Managers  Sole   Shared  None
--------------                 -------------- ------------ -------- ------- --- ----    ------- -------- ------- ------ ------
Arch Capital Group Ltd              COM          G0450A105  114724  2182308 SH           Sole            2064856        117452
Berkshire Hathaway Class A          COM          084670108   19691      126 SH           Sole                123             3
Berkshire Hathaway Class B          COM          084670702   32853   315287 SH           Sole             306041          9246
Brown & Brown, Inc.                 COM          115236101  107279  3348293 SH           Sole            3187885        160408
C.H. Robinson Worldwide Inc.        COM          12541W209   35012   588839 SH           Sole             556337         32502
Capital Source Inc                  COM          14055X102   42968  4466538 SH           Sole            4237681        228857
Crimson Wine Group Ltd              COM          22662X100    2212   237887 SH           Sole             224519         13368
Devon Energy Corp                   COM          25179M103   21277   377114 SH           Sole             357896         19218
Expeditors International of Wa      COM          302130109   38394  1074558 SH           Sole            1036552         38006
Fairfax Financial Hldgs LTD         COM          303901102   77426   197951 SH           Sole             188545          9406
Fastenal Co                         COM          311900104   41095   800597 SH           Sole             750985         49612
Goldman Sachs Group Inc             COM          38141G104   72500   492695 SH           Sole             469521         23174
HomeFed Corp                        COM          43739D307     544    17413 SH           Sole              17413
Leucadia National Corporation       COM          527288104   65163  2375607 SH           Sole            2241914        133693
Martin Marietta Materials           COM          573284106   53514   524546 SH           Sole             499775         24771
Mastercard Inc Class A              COM          57636Q104   31331    57899 SH           Sole              56374          1525
Mc Donald's Corporation             COM          580135101    9662    96925 SH           Sole              90852          6073
Moody's Corp.                       COM          615369105   69555  1304478 SH           Sole            1235527         68951
NVR Inc.                            COM          62944T105   55278    51178 SH           Sole              47415          3763
Toll Brothers Inc                   COM          889478103   75230  2197141 SH           Sole            2083848        113293
US Bancorp                          COM          902973304   53793  1585412 SH           Sole            1508049         77363
Union Pacific Corporation           COM          907818108   22828   160301 SH           Sole             154006          6295
Visa Inc Cl A                       COM          92826C839   13731    80848 SH           Sole              74132          6716
Waters Corp                         COM          941848103   14682   156346 SH           Sole             151699          4647
Wells Fargo & Company               COM          949746101  113474  3067693 SH           Sole            2919392        148301
YUM! Brands Inc                     COM          988498101   94092  1307919 SH           Sole            1239793         68126
REPORT SUMMARY                       26       DATA RECORDS 1278311           0  OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED